Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Financial Covenants Under Lending Agreements
	As at December 31
(millions, except ratio amounts)	2021	2020

Components of capital
Shareholders’ equity	$763.5	$323.1
Credit facility, term loan and senior secured notes	$392.4	$455.3

Ratios
Senior debt to capitalization (1)	33%	59%
Total debt to capitalization (1)	33%	59%
Priority debt to consolidated tangible assets (2)	—	—
Credit facility and senior secured notes (3)	$376.4	$455.3
Letters of credit (4)	4.6	4.9

Senior debt and total debt	381.0	460.2
Total shareholders’ equity for covenants (3)	769.4	323.1

Total capitalization	$1,150.4	$783.3

(1)	Not to exceed 75 percent.
(2)	Priority debt not to exceed 15% of consolidated tangible assets.
(3)	The PROP limited recourse amortizing loan and associated net income on the 45 percent PROP partnership interested acquired in November 2021 is not included in the debt to capitalization calculations.
(4)	Letters of credit defined as financial under the lending agreements are included in the calculation.